SIGNIFICANT ACCOUNTING POLICIES - Transfers of assets or liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Transfers of assets from level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfers of assets from level 2 to level 1	0	0	0	0
Transfers of liabilities from level 1 to level 2	0	0	0	0
Transfers of liabilities from level 2 to level 1	0	0	0	0
Transfers of assets in and out of level 3	0	0	0	0
Transfers of liabilities in and out of level 3	$ 0	$ 0	$ 0	$ 0